Empower US Government Securities Fund Expense Example - Empower US Government Securities Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	85
Expense Example, with Redemption, 5 Years	150
Expense Example, with Redemption, 10 Years	341
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	$ 839